Fair Value Measurements (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020
	Total	Level 1	Level 2	Level 3

Financial Liabilities at Fair Value:
Convertible notes	$3,661	$—	$—	$3,661
Profit share liability	2,119	$—	—	2,119
Derivative liability	163	—	—	163
Warrant liability – subsidiary	21	—	—	21
Warrant liabilities	40,617	—	—	40,617
Total	$46,581	$—	$—	$46,581

	December 31, 2019
	Total	Level 1	Level 2	Level 3

Financial Assets at Fair Value:
Financial assets at fair value	$1,965	$—	$1,965	$—
Total	$1,965	$—	$1,965	$—

Financial Liabilities at Fair Value:
Convertible notes	$1,203	$—	$—	$1,203
Profit share liability	1,971	—	—	1,971
Derivative liability	376	—	—	376
Warrant liability - subsidiary	24	—	—	24
Total	$3,574	$—	$—	$3,574

Schedule of Liability for Derivatives and Warrants

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three and six months ended June 30, 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Convertible Notes	Warrant Liability - Subsidiary	Profits Share Liability	Warrant Liabilities	Derivative Liability
Fair value at December 31, 2019	$1,203	$24	$1,971	$—	$376
Change in fair value	(200)	15	—	366	(97)
Additions	689	—	—	15,621	172
Redemption	—	—	—	—	(62)
Fair value at March 31, 2020	$1,692	$39	$1,971	$15,987	$389
Change in fair value	(925)	(18)	148	(4,966)	(23)
Additions	2,894	—	—	29,596	—
Redemption	—	—	—	—	(203)
Fair value at June 30, 2020	$3,661	$21	$2,119	$40,617	$163

Schedule of Fair value of Liability Using Monte Carlo Simulation Model

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at June 30, 2020:

June 30, 2020
Fair value of underlying common shares	$10.45
Exercise price	$7.00
Expected dividend yield	—%
Expected volatility	68.9 – 70.2%
Risk free rate	0.16%
Expected term (years)	1.37 – 1.44

Subsidiary Warrant Liability [Member]
Schedule of Fair value of Liability Using Monte Carlo Simulation Model

The significant assumptions used in the valuation are as follows:

June 30, 2020
Fair value of underlying common shares	$10.45
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	50.4%
Risk free rate	0.28%
Expected term (years)	4.9

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
	Fair valued measured at March 31, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets at Fair Value:
Investment in Equity/Debt Funds	$-	$1,965	$-
Investment in Nexway at fair value	2,374	-	-
Total Financial Assets at Fair Value	$2,374	$1,965	$-

Financial Liabilities at Fair Value:
Derivative liability - convertible notes	$-	$-	$1,692
Profits interest sold	-	-	1,971
Embedded put option	-	-	389
Warrant liability - Subsidiary	-	-	39
Warrant liability	-	-	15,987
Total Financial Liabilities at Fair Value	$-	$-	$20,078

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability - Subsidiary	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2018
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$469
Derivative liability - related party convertible notes	-	-	549
Total Derivative Liability	$-	$-	$1,018
Warrant Liability	-	-	4,528
Total Fair Value	$-	$-	$5,546

Schedule of Liability for Derivatives and Warrants

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(200)	15	-	366	(97)
Additions	689	-	-	15,621	172
Redemption	-	-	-	-	(62)
Fair value at March 31, 2020	$1,692	$39	$1,971	$15,987	$389

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests	Embedded Put Option
Fair value at December 31, 2018	$1,018	$4,528	$-	$-
Change in fair value	(678)	(4,504)	198	(137)
Additions	863	-	1,773	589
Redemptions	-	-	-	(76)
Fair value at December 31, 2019	$1,203	$24	$1,971	$376

Schedule of Fair value of Liability Using Monte Carlo Simulation Model

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Exercise price	$0.75	$0.75
Stock price – subsidiary	$0.03	$0.02
Discount applied	0%	0%
Fair value of stock price	$0.00	$0.00
Risk free rate	0.28%	1.62%
Contractual term (years)	2.83	3.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	83.7%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Exercise price	$0.75	$0.75
Stock price - subsidiary	$0.02	$0.22
Discount applied	0%	50%
Fair value of stock price	$0.00	$0.09
Risk free rate	1.62%	2.49%
Contractual term (years)	3.08	4.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	86.5%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

Schedule of Warrant Liabilities, Change In Using Black Scholes to Monte Carlo Simulation Assumptions

The significant assumptions used in the valuation are as follows:

March 31, 2020
Fair value of underlying common shares	$4.78 - 4.97
Exercise price	$5.00
Dividend yield	-%
Historical volatility	52.6% - 52.8%
Risk free interest rate	0.14% – 0.66%

The Series D Convertible Preferred Stock contains a contingent put option and, accordingly, the Company considered it to be a liability and accounted for it at fair value using Level 3 inputs. The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

December 31, 2019
Stock price	$8.91 – $9.03
Fixed conversion price	$0.25
Risk free rate	1.6%
Contractual term (years)	1.2 - 1.5
Expected dividend yield	8.0%
Expected volatility	89.2% - 90.4%

FaceBank Group, Inc Pre-Merger [Member] | Subsidiary Warrant Liability [Member]
Schedule of Warrant Liabilities, Change In Using Black Scholes to Monte Carlo Simulation Assumptions

The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

	March 31, 2020	December 31, 2019
Stock price	$8.35 – $9.20	$8.91 – $9.03
Fixed conversion price	$0.25	$0.25
Risk free rate	0.2 – 0.4%	1.6%
Contractual term (years)	1.2 – 1.5	1.2 – 1.5
Expected dividend yield	8.0%	8.0%
Expected volatility	87.2% - 94.8%	89.2% - 90.4%